Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	[1]	80,000,000	80,000,000
Ordinary shares, shares issued (in Shares)	[1]	22,500,000	22,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	22,500,000	22,500,000
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	[1]	1,920,000,000	1,920,000,000
Ordinary shares, shares issued (in Shares)	[1]	135,520,000	127,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	135,520,000	127,500,000
Parent Company [Member] | Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[2]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	[2]	80,000,000	80,000,000
Ordinary shares, shares issued (in Shares)	[2]	22,500,000	22,500,000
Ordinary shares, shares outstanding (in Shares)	[2]	22,500,000	22,500,000
Parent Company [Member] | Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[2]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized (in Shares)	[2]	1,920,000,000	1,920,000,000
Ordinary shares, shares issued (in Shares)	[2]	135,520,000	127,500,000
Ordinary shares, shares outstanding (in Shares)	[2]	135,520,000	127,500,000

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).
[2]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).